Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Apr. 30, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits on the financial statements to the Form 5500 as of April 30, 2025 and April 30, 2024:

	April 30
	2025	2024
Net assets available for benefits on the financial statements	$386,244	$348,603
Deemed loans with no post-default payments	(142)	(171)
Net assets available for benefits on Form 5500	$386,102	$348,432
The following is a reconciliation of the net increase in net assets available for benefits on the financial statements to the Form 5500 for the year ended April 30, 2025:

April 30, 2025
Net increase in net assets available for benefits on the financial statements	$37,641
Change in deemed loans with no post-default payments	29
Net increase in net assets available for benefits on Form 5500	$37,670